Trade and other payables - current	12 Months Ended
Oct. 31, 2020
Trade and other payables - current [Abstract]
Trade and other payables - current
17 Trade and other payables – current

	October 31, 2020	October 31, 2019
	$m	$m
Trade payables	71.5	105.0
Trade and social security	84.3	80.7
Accruals	347.7	425.3
	503.5	611.0

At October 31, 2020 and at October 31, 2019, the carrying amount approximates to the fair value. At October 31, 2020 accruals include vacation and payroll – $82.8 million (2019: $88.4 million), commission and employee bonuses - $90.5 million (2019: $74.9 million), integration and divestiture expenses - $30.1 million (2019: $26.4 million) and consulting and audit fees - $23.8 million (2019: $36.9 million).